Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	3/31/2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	309,928 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

AT&T INC			COM		00206R102	3,788		123,739 (SH)	SLE	NO	NO
AMERICAN STS WTR CO		COM		029899101	902		25,163(SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	4,831		141,665(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	3,477		56,644 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	2,350		70,289 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	6,378		203,521(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       4,733		529,452(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	5,814		371,504(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,146		341,937(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,833		28,850(SH)	SLE	NO	NO
CALIFORNIA WTR SVC GROUP	COM		130788102	836		22,486(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	4,610		69,489(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	1,538		19,046(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	3,963		205,654(SH)	SLE	NO	NO
CONNECTICUT WTR SVC INC		COM		207797101	2,119		80,403(SH)	SLE	NO	NO
CURRENCYSHARES SWISS FRC T	SWISS FRC SH	23129V109	5,220		48,392(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	3,652		47,916(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	4,576		252,116(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	8,794		376,632(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	2,990		61,252(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	29,842		887,897(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	11,773		465,507(SH)	SLE	NO	NO
ISHARES TR			S&P NA NAT RES	464287374	287		6,125(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	4,014		 67,747(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	4,608		70,597(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	3,765		 50,812(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	3,570		113,852(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	10,318		184,124(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	6,571		115,867(SH)	SLE	NO	NO
MIDDLESEX WATER CO		COM		596680108	3,374		185,500(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	4,312		78,231(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	3,765		81,626(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,757		40,612(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,152		 33,404(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	3,675		 121,079(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	3,351		 76,851(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	3,661		 58,750(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	59,307		 424,044(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	13,780		112,016(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	10,764		337,744(SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	4,610		166,784(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	1,917		22,085(SH)	SLE	NO	NO
TELE NORTE LESTE PART SA	SPON ADR PFD	879246106	1,551		88,457(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	2,928		56,288(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	4,558		148,865(SH)	SLE	NO	NO
UNITED TECHNOLOGIES CORP	COM		913017109	3,258		 38,484(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	15,465		204,585(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	4,126		151,693(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	4,733		122,816(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	3,586		150,110(SH)	SLE	NO	NO